Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2011
SIIT Dynamic Asset Allocation Fund (Prospectus Summary) | SIIT Dynamic Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DYNAMIC ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the period from February 28, 2011 to May 31, 2011, the Fund's annualized portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs a tactical asset allocation investment strategy, which means that the Fund seeks to achieve its investment objective through a risk-controlled, disciplined process designed to capture returns from short and intermediate-term market anomalies, which may arise in a broad range of asset classes. The Fund seeks to maintain an asset allocation between the broad U.S.
equity and U.S. fixed income markets primarily through the use of over-the-counter or exchanged-traded index futures contracts, forward contracts and swaps. The allocation between U.S. equity and U.S. fixed income markets will be dynamic based on the Sub-Advisers' views of current market conditions and their outlook for each asset class. The Fund's exposure to fixed income securities is not restricted by ratings or maturity requirements. The Fund's exposure to equity securities is not restricted by market capitalizations. The
Sub-Advisers purchase the above derivatives, generally using only a fraction of the assets that would be needed to purchase the equity and fixed income securities directly, and the remaining assets in the Fund will be invested primarily in short-term, investment grade U.S. fixed income securities and cash equivalent investments. The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes or to synthetically obtain exposure to the securities identified above.

The Sub-Advisers may also opportunistically seek to add value to the Fund's portfolio by investing in other asset classes, such as global equities and bonds, including emerging markets, and derivatives thereon, currencies and other asset classes. The Sub-Advisers will allocate assets among these asset classes in proportions consistent with the Sub-Advisers' evaluation of the expected returns and risks of each asset class and current market conditions. The proportional investments in each asset class may change from time to time as risk-adjusted return expectations shift. The Fund may invest in any, all or none of these additional asset classes at any given time, and there are no limitations on the amount of the Fund's assets that may be allocated to any one of these asset classes. The Fund may invest up to 100% of its assets in any one of these types of assets at any point in time.

The investment strategy is based on the systematic capture of excess return through opportunistic long and short exposures to its target asset classes. The
Sub-Advisers select securities for the Fund based on asset allocation decisions, rather than by making decisions based on the attractiveness of individual securities. The strategy involves investing both long and short in order to capture relative returns from the broad U.S. equity and fixed income markets and, to a lesser extent, foreign stocks and bonds and derivatives thereon, currencies and other asset classes, while balancing expected returns with the risks of making such investments. The investment process is based on factors such as: (i) the systematic evaluation of the characteristics of various markets, (ii) measures of relative value, (iii) future opportunities for growth and (iv) seeking profits from managing the overall volatility and risk in the
Fund's portfolio. The Sub-Advisers to the Fund may use a computer model to estimate the return and risk of each asset class and implement shifts in allocations in a disciplined manner. The Fund seeks to capitalize on anticipated fluctuations of the financial markets in which the market values of the asset classes do not reflect their true value by changing the mix of the Fund's holdings in the various asset classes. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly and may invest in money market funds, including affiliated money market funds, while awaiting an opportunity to purchase securities directly.

This Fund is intended to be used by shareholders only as a component of a broader investment strategy and may be considered by shareholders who seek to add a dynamic component to their overall investment strategy. The goal of the
Fund is to serve as a dynamic overlay to broader strategic allocations along several levels, including, but not limited to: (i) asset class selection;
(ii) investments in equity, fixed income and currencies from varying foreign markets; (iii) style; (iv) credit; (v) duration; (vi) inflation; and (vii) real asset exposures.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Asset-Backed Securities Risk - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities Risk - Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk - Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk - Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk - The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.
Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk - The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk - The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter or listed on an exchange.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on July 30, 2010. Because the Fund did not have a full calendar year of performance as of September 30, 2011, performance results have not been provided.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund commenced operations on July 30, 2010. Because the Fund did not have a full calendar year of performance as of September 30, 2011, performance results have not been provided.
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930

[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.